Common Stock and Stock Plans Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock and Stock Plans (Textual) [Abstract]
Warrants outstanding to purchase common shares, number of shares	38,424,434
Warrants outstanding to purchase common stock, exercise price	$ 33.996
Warrants purchased	0	0
Total number of shares of common stock available for grant under plans	245,000,000
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 46.79	$ 35.52	$ 31.49
Unrecognized compensation cost related to nonvested awards	$ 708,000,000
Expected weighted-average period to recognize compensation costs related to awards	2 years 5 months 30 days
Fair value of awards vested	1,000,000,000	472,000,000	89,000,000
Performance Shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 41.01	$ 33.56	$ 31.44
Unrecognized compensation cost related to nonvested awards	41,000,000
Expected weighted-average period to recognize compensation costs related to awards	1 year 7 months 6 days
Fair value of awards vested	262,000,000	168,000,000	0
Performance period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount option one, maximum (percent)	125.00%
Future vesting amount option two, maximum (percent)	150.00%
Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	0
Total intrinsic value of options exercised	805,000,000	643,000,000	694,000,000
Cash received from exercise of options	$ 1,200,000,000	$ 1,600,000,000	$ 1,500,000,000
TARP CPP [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Warrants converted to common shares (in shares)	684,430	435
Long-Term Incentive Compensation Plans [Member] | Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	3 years
Award expiration period	10 years
Long-Term Incentive Compensation Plans [Member] | Minimum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	3 years
Long-Term Incentive Compensation Plans [Member] | Maximum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	5 years
Options granted prior to 2011 [Member] | Long-Term Incentive Compensation Plans [Member] | Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	12 months
Award expiration period	10 years